3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Share-based compensation

	Nine Months Ended December 31, 2014	Nine Months Ended December 31, 2013
Vesting of stock options	$338,580	$156,993
Incremental fair value of option modifications	–	1,914
Vesting expense associated with CEO restricted stock grant	–	64,444
Total stock-based compensation expense	$338,580	$223,351

Weighted average number of common shares outstanding – basic and diluted	5,254,459	3,750,111

Basic and diluted loss per common share associated with stock-based compensation expense	$(0.06)	$(0.06)

The following table summarizes share-based compensation expenses relating to shares and options granted and the effect on loss per common share during the years ended March 31, 2014 and 2013:

	March 31, 2014	March 31, 2013
Vesting of Stock Options	$541,588	$355,578
Incremental fair value of option Modifications	1,914	23,028
Vesting Expense Associated with CEO Restricted Stock Grant	64,444	386,667
Total Stock-Based Compensation Expense	$607,946	$765,273

Basic and diluted loss per common share	$(0.16)	$(0.26)

Research and development expenses
	December 31,	December 31,
	2014	2013

Three months ended	$214,165	$542,383
Nine months ended	$747,657	$1,178,488